Shareholders' Equity - Common Stock Shares (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Aug. 30, 2021	Jan. 18, 2021
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	110,000,000	110,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)	3,187,500	3,187,500
Ordinary shares, shares subject to possible redemption	12,500,000	12,500,000
Founder Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	110,000,000	110,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)	3,187,500	3,187,500	3,162,500	3,162,500
Ordinary shares, shares subject to possible redemption	12,500,000	12,500,000
Shares forfeited	37,500	37,500